SHAREHOLDERS' EQUITY (Details 4)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss) per share
Weighted average number of common shares outstanding - basic (in shares)	172,892,654	171,250,179	169,352,896
Dilutive impact of shares related to RSU plan (in shares)		235,436
Weighted average number of common shares outstanding - diluted (in shares)	172,892,654	171,485,615	169,352,896
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)		7,742,151